Commitments and Contingencies (Schedule of Future Contractual Capital Lease Payments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
2015		$ 4,012
2016		3,402
2017		4,580
2018		3,554
2019		3,224
Thereafter		13,176
Total minimum lease payments		31,948
Less amounts representing interest		(6,677)
Less current portion	(3,200)	(2,415)	(6,600)
Capital lease obligations, non-current	$ 26,400	$ 22,856	$ 6,567